AIG SUNAMERICA

Focused Portfolios

             PROSPECTUS 2005

                FOCUSED MID-CAP GROWTH PORTFOLIO

                FOCUSED MID-CAP VALUE PORTFOLIO

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August 2, 2005                                                        PROSPECTUS
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SUNAMERICA FOCUSED PORTFOLIOS

         FOCUSED MID-CAP GROWTH PORTFOLIO

         FOCUSED MID-CAP VALUE PORTFOLIO



         The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

















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                    TABLE OF CONTENTS

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                    PORTFOLIO HIGHLIGHTS ................................      2

                    SHAREHOLDER ACCOUNT INFORMATION .....................      7

                    MORE INFORMATION ABOUT THE PORTFOLIOS ...............     18

                         GLOSSARY .......................................     19

                              INVESTMENT TERMINOLOGY ....................     19

                              RISK TERMINOLOGY ..........................     21

                    PORTFOLIO MANAGEMENT ................................     22

                    INFORMATION ABOUT ADVISERS ..........................     23

                    FINANCIAL HIGHLIGHTS ................................     30











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PORTFOLIO HIGHLIGHTS
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Q&A

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When deemed  appropriate by an Adviser, a Portfolio may engage in ACTIVE TRADING when it frequently trades its portfolio securities to achieve its investment goal.

A FOCUS strategy is one in which an Adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Adviser of the Focused Mid-Cap Growth Portfolio and Focused Mid-Cap Value Portfolio will invest in up to ten securities, and each of these Portfolios will hold up to a total of 30 securities. Each Adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Portfolio.

The "GROWTH" ORIENTED philosophy to which the Focused Mid-Cap Growth Portfolio subscribes -- that of investing in securities believed to offer the potential for long-term growth of capital focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.

The "VALUE" ORIENTED philosophy to which the Focused Mid-Cap Value Portfolio subscribes -- that of investing in securities believed to be undervalued in the market-reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and may have generally been overlooked by the market.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation, for specific market capitalization ranges, see page 3.

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The following  questions and answers are designed to give you an overview of two
Portfolios of SunAmerica Focused Series, Inc. (collectively the "Portfolios"), and to provide you with information about the Fund's separate Portfolios and
their  investment  goals,   principal  investment   strategies,   and  principal
investment techniques. Each goal may be changed without shareholder approval, although you will receive notice of any change. There can be no assurance that any Portfolio's investment goal will be met or that the net return on an investment in a Portfolio will exceed what could have been obtained through other investment or savings vehicles. More complete investment information is provided under "More Information About the Portfolios," on page 18, and the glossary that follows on page 19.

Q: WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS, PRINCIPAL STRATEGIES AND
   TECHNIQUES?

 A:

                              PRINCIPAL                        PRINCIPAL
                INVESTMENT   INVESTMENT                       INVESTMENT
 PORTFOLIO         GOAL       STRATEGY                        TECHNIQUES
 ---------      ----------   ----------                       ----------
FOCUSED          long-term   growth and     active trading of equity securities selected on the basis
MID-CAP          growth of   focus          of growth criteria. At least 80% of the Portfolio's net
GROWTH           capital                    assets plus any borrowing for investment purposes will
PORTFOLIO                                   be invested in mid-cap companies

FOCUSED          long-term   value and      active trading of equity securities selected on the basis
MID-CAP          growth of   focus          of value criteria. At least 80% of the Portfolio's net
VALUE            capital                    assets plus any borrowing for investment purposes will
PORTFOLIO                                   be invested in mid-cap companies


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ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS
Each Portfolio provides investors with access to three different professional Advisers, each with a distinct methodology within a particular investment style. Each Adviser manages a separate portion of a Portfolio. In addition, the Portfolios have principal investment techniques which require 80% of each Portfolio's assets be invested consistently with its name. The Fund may change this technique without shareholder approval, however shareholders will receive 60 days notice prior to any such change.

MARKET CAPITALIZATION RANGES
Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the market capitalization ranges prescribed by the Style Box categories designed by Morningstar, Inc. Morningstar, Inc. may change the Style Box market capitalization ranges over time as market conditions and broad market valuations vary. The Portfolios' market capitalization ranges will change as the Morningstar categories vary. Currently, these market capitalization ranges are as follows: $1.6 billion or less for the Small-Cap category; between $1.6 billion and $8.6 billion for the Mid-Cap category; and $8.6 billion or more for the Large-Cap category.

Q: WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the chart on page 18 describes various additional risks.

   PRINCIPAL RISKS APPLICABLE TO ALL PORTFOLIOS

       RISKS OF INVESTING IN EQUITY SECURITIES
         All of the Portfolios invest primarily in equity securities. As with any equity portfolio, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may decline under varying market conditions--for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. In addition, individual stocks selected for any of these Portfolios may underperform the market generally.

       RISKS OF NON-DIVERSIFICATION
         Each Portfolio is non-diversified, which means that it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, the Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

       RISKS OF INVESTING IN MID-CAP COMPANIES
         Stocks of mid-cap companies, although to a lesser extent than stocks of small-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

       ADDITIONAL PRINCIPAL RISKS
         Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank or SunAmerica or SunAmerica's affiliates, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q: HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: Because the Portfolios are new, they do not have performance information an investor may find useful in evaluating an investment in the Portfolios.

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PORTFOLIO HIGHLIGHTS
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Q: WHAT ARE THE PORTFOLIOS' EXPENSES?

A: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

                                                             FOCUSED MID-CAP GROWTH PORTFOLIO
                                                         ------------------------------------------
                                                         Class A    Class B    Class C   Class I(6)
                                                         -------    -------    -------   ----------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Maximum Sales Charge (Load) ....................       5.75%       4.00%       1.00%    None
   Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)(1) .........       5.75%       None        None     None
   Maximum Deferred Sales Charge (Load)
   (as a percentage of amount redeemed or original
   purchase cost, whichever is lower)(2) ..........       None        4.00%       1.00%    None
   Maximum Sales Charge (Load)
   Imposed on Reinvested Dividends ................       None        None        None     None
   Redemption Fee(3) ..............................       None        None        None     None
   Exchange Fee ...................................       None        None        None     None
   Maximum Account Fee ............................       None        None        None     None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)
   Management Fees ................................       0.85%       0.85%       0.85%    0.85%
   Distribution (12b-1) Fees(4) ...................       0.35%       1.00%       1.00%    None
   Other Expenses .................................       0.52%       0.52%       0.52%    0.77%
Total Annual Fund Operating Expenses ..............       1.72%       2.37%       2.37%    1.62%
                                                          ----        ----        ----     ----
Expense Reimbursement (Recoupment) ................         --          --          --       --
Net Expenses ......................................       1.72%(5)    2.37%(5)    2.37%(5) 1.62%(5)
                                                          ====        ====        ====     ====

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase (for purchases prior to February 20, 2004, the CDSC applies only if shares are redeemed within eighteen months of their purchase). See pages 7-8 for more information on the CDSCs.

(3)  A $15.00 fee will be imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisery and Management Agreement subject to the net expense ratios set forth above. SunAmerica will waive fees and reimburse expenses should the Total Annual Fund Operating Expenses be higher than the net expense ratio. SunAmerica may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.

(6) Class I shares are offered exclusively to participants in certain employee retirement plans and other programs.

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        FOCUSED MID-CAP VALUE PORTFOLIO
   -----------------------------------------
   Class A    Class B    Class C  Class I(6)
   -------    -------    -------  ----------


    5.75%      4.00%       None       None

    5.75%      None        None       None


    None       4.00%       None       None

    None       None        None       None
    None       None        None       None
    None       None        None       None
    None       None        None       None


    0.85%      0.85%       0.85%      0.85%
    0.35%      1.00%       1.00%      None
    0.52%      0.52%       0.52%      0.77%
    1.72%      2.37%       2.37%      1.62%
    ----       ----        ----       ----
      --%        --%         --%        --%
    1.72%(5)   2.37%(5)    2.37%(5)   1.62%(5)
    ====       ====        ====       ====


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PORTFOLIO HIGHLIGHTS
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EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table your costs would be:

If you redeemed your investment at the end of the periods indicated:

                                      1 year      3 years    5 years    10 years
FOCUSED MID-CAP GROWTH PORTFOLIO
     (Class A shares) ..............    $740       $1,086     $1,455      $2,488
     (Class B shares)* .............     640        1,039      1,465       2,545
     (Class C shares) ..............     340          739      1,265       2,706
     (Class I shares) ..............     165          511        811       1,922
FOCUSED MID-CAP VALUE PORTFOLIO
     (Class A shares) ..............    $740       $1,086     $1,455      $2,488
     (Class B shares)* .............     640        1,039      1,465       2,545
     (Class C shares) ..............     340          739      1,265       2,706
     (Class I shares) ..............     165          511        881       1,922

If you did not redeem your shares:
                                      1 year      3 years    5 years    10 years
FOCUSED MID-CAP GROWTH PORTFOLIO
     (Class A shares) ..............    $740       $1,086     $1,455      $2,488
     (Class B shares)* .............     240          739      1,265       2,545
     (Class C shares) ..............     240          739      1,265       2,706
     (Class I shares) ..............     165          511        811       1,922
FOCUSED MID-CAP VALUE PORTFOLIO
     (Class A shares) ..............    $740       $1,086     $1,455      $2,488
     (Class B shares)* .............     240          739      1,265       2,545
     (Class C shares) ..............     240          739      1,265       2,706
     (Class I shares) ..............     165          511        881       1,922

----------------------
* Class B shares generally convert to Class A shares approximately eight years after purchase, as described in the section entitled "Shareholder Account Information" on page 16. Therefore, expense information for years 9 and 10 is the same for both Class A and B shares.

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SHAREHOLDER ACCOUNT INFORMATION
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SELECTING A SHARE CLASS
Each Portfolio offers a number of classes of shares through this Prospectus, which may include Class A, Class B, Class C and Class I shares.

Each class of shares has its own cost structure or requirements, so you can choose the one best suited to your investment needs. Your broker or financial adviser can help you determine which class is right for you.

            CLASS A                            CLASS B                                CLASS C
o  Front-end sales charges, as       o  No front-end sales charge;         o  No front-end sales charge;
   described below. There are           all your money goes to work           all your money goes to work
   several ways to reduce these         for you right away.                   for you right away.
   charges, also described
   below.                            o  Higher annual expenses than        o  Higher annual expenses than
                                        Class A shares.                       Class A shares.
o  Lower annual expenses than
   Class B or Class C shares.        o  Deferred sales charge on           o  Deferred sales charge on
                                        shares you sell within six            shares you sell within
                                        years of purchase, as                 twelve months of purchase,
                                        described on page 8.                  as described below.

                                     o  Automatic conversion to            o  No conversion to Class A.
                                        Class A shares approximately
                                        eight years after purchase.

                                     o  Purchases in an amount of
                                        $100,000 or more will not be
                                        permitted. You should consult
                                        with your financial adviser
                                        to determine whether other
                                        share classes are more
                                        beneficial given your
                                        circumstances.


             CLASS I

o  Offered exclusively to
   certain institutions.

o  No sales charges.

o  Lower annual expenses than
   Class A, B, or C Shares.



CALCULATION OF SALES CHARGES

CLASS A. Sales Charges are as follows:         Sales Charge          Concession to Dealers
                                        -------------------------------------------------------
                                           % OF         % OF NET             % OF
                                         OFFERING        AMOUNT            OFFERING
YOUR INVESTMENT                            PRICE        INVESTED             PRICE
                                        -------------------------------------------------------
Less than $50,000 ......................   5.75%          6.10%              5.00%
$50,000 but less than $100,000 .........   4.75%          4.99%              4.00%
$100,000 but less than $250,000 ........   3.75%          3.90%              3.00%
$250,000 but less than $500,000 ........   3.00%          3.09%              2.50%
$500,000 but less than $1,000,000 ......   2.00%          2.04%              1.75%
$1,000,000 or more* ....................   None           None               1.00%

*Purchases of $1,000,000 or more are subject to a concession to dealers of up to 1.00%.

INVESTMENTS OF $1 MILLION OR MORE: Class A shares are available with no front-end sales charge. However, a 1% CDSC is imposed on shares you sell within one year of purchase and a 0.50% CDSC is charged on shares you sell after the first year and within the second year after purchase.

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SHAREHOLDER ACCOUNT INFORMATION
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CLASS B:  Shares are  offered at their net asset  value per share,  without  any front-end sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC: Class B deferred charges:

         Years after purchase year                     CDSC on shares being sold
             1st year or 2nd year                                 4.00%
             3rd and 4th year                                     3.00%
             5th year                                             2.00%
             6th year                                             1.00%
             7th year and thereafter                              None

CLASS C: Shares are offered at their net asset value per share, without any front-end sales charge. However, there is also a CDSC of 1% on shares you sell within 12 months after you buy them.

DETERMINATION OF CDSC: Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

If you acquired your Class B or Class C shares in connection with the reorganization of a North American Fund into your Portfolio, the CDSC schedule applicable at the time you originally purchased your shares will continue to apply (even if you exchange your shares for shares of another fund distributed by AIG SunAmerica Capital Services, Inc.). Any Class B or Class C shares that you purchase subsequent to the reorganization will be subject to the CDSC schedule described above. See the Statement of Additional Information for information on the CDSC schedule imposed by North American Funds that may continue to be applicable to your shares.

FOR PURPOSES OF THE CDSC, WE COUNT ALL PURCHASES YOU MAKE DURING A CALENDAR MONTH AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH.

SALES CHARGE REDUCTIONS AND WAIVERS
To receive a waiver or reduction in sales charges under the programs described below, the shareholder must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase or notify the Transfer Agent at the time of redeeming shares for those reductions or waivers that apply to contingent deferred sales charges. Such notification must be provided in writing by the shareholder (or other financial intermediary through which shares are being purchased).

REDUCTION FOR CERTAIN INVESTORS OF CLASS A SHARES. Various individuals and institutions may be eligible to purchase Class A shares at reduced sales charge rates under the programs described below. The Portfolio reserves the right to modify or to cease offering these programs at any time.

      o RIGHTS OF ACCUMULATION. A purchaser of Portfolio shares may qualify for a reduced sales charge by combining a current purchase (or combined purchases as described below) with shares previously purchased and still owned; provided the cumulative value of such shares (valued at cost or current net asset value, whichever is higher), amounts to $50,000 or more. In determining the shares previously purchased, the calculation will include, in addition to other Class A shares of the particular Portfolio that were previously purchased, shares of the other classes of the same Portfolio, as well as shares of any class of any other Portfolio or of any of the other Portfolios advised by SunAmerica, as long as such shares were sold with a sales charge or acquired in exchange for shares purchased with such a sales charge at the time of purchase.

      o LETTER OF INTENT. A reduction of sales charges is also available to an investor who, pursuant to a written Letter of Intent, establishes a total investment goal in Class A shares of one or more Portfolios to be achieved through any number of investments over a thirteen-month period, of $50,000 or more. Each investment in such Portfolios made during the period will be subject to a reduced sales charge applicable to the goal amount. The initial purchase must be at least 5% of the stated investment goal and shares totaling 5% of the dollar amount of the Letter of Intent will be held in escrow by the Transfer Agent, in the name of the investor. Shares of any class of shares of any Portfolio, or of other funds advised by SunAmerica, that impose a sales charge at the time of purchase, which the investor intends to purchase or has previously purchased during a 30-day period prior to the date of execution of the Letter of Intent and still owns, may also be included in determining the applicable reduction; provided, the dealer or shareholder notifies the Distributor of such prior purchase(s).


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      o  COMBINED  PURCHASES.  In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares you must inform the Distributor or Transfer Agent if you have entered into a letter of intent of right of accumulation and if there are other accounts in which there are holdings eligible to be aggregated with your purchase. To receive a reduced front-end sales charge, you or your financial intermediary must inform the Fund at the time of your purchase of Fund shares that you believe you qualify for a discount. If you purchased shares through a financial intermediary, you may need to provide certain records, such as account statements for accounts held by family members or accounts you hold at another broker-dealer or financial intermediary, in order to verify eligibility for reduced sales charges.

WAIVERS FOR CERTAIN INVESTORS FOR CLASS A SHARES. The following individuals and institutions may purchase Class A shares without a sales charge. The Portfolio reserves the right to modify or to cease offering these programs at any time.

      o FINANCIAL PLANNERS, INSTITUTIONS, BROKER-DEALER REPRESENTATIVES OR REGISTERED INVESTMENT ADVISERS UTILIZING PORTFOLIO SHARES IN FEE BASED INVESTMENT PRODUCTS UNDER AN AGREEMENT WITH AIG SUNAMERICA CAPITAL SERVICES, INC. The following conditions established by the AIG
         SunAmerica Capital Services, Inc. apply: (i) the financial planner, financial institution or broker-dealer has signed a supplemental selling agreement and charges its client(s) an advisory fee based on the assets under management on an annual basis, and (ii) such financial planner, financial institution or broker-dealer does not advertise that shares of the Portfolios may be purchased by clients at net asset value.

      o PARTICIPANTS IN CERTAIN QUALIFIED RETIREMENT PLANS OR EMPLOYEE BENEFIT PLANS (OTHER THAN IRAS) WHICH ARE SPONSORED OR ADMINISTERED BY SUNAMERICA OR AN AFFILIATE THEREOF. A plan will qualify for purchases at net asset value provided that (a) the initial amount invested in one or more of the Portfolios (or in combination with the shares of other AIG SunAmerica Mutual Funds) is at least $750,000, (b) the sponsor signs a $750,000 Letter of Intent, or (c) such shares are purchased by an employer-sponsored plan with at least 75 eligible employees.

      o SELLING BROKERS AND THEIR EMPLOYEES AND SALES REPRESENTATIVES AND THEIR FAMILIES.

WAIVERS FOR CERTAIN INVESTORS FOR CLASS B AND C SHARES. Under the following circumstances, the contingent deferred sales charge may be waived on redemption of CLASS B and C shares. The Portfolio reserves the right to modify or to cease offering these programs at any time.

      o DEATH. Contingent deferred sales charges may be waived on redemptions within one year following the death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfers to Minors Act or other custodial account. The CDSC waiver is also applicable in the case where the shareholder account is registered as community property.

      o DISABILITY. Contingent deferred sales charges may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Code).

      o DISTRIBUTIONS. Contingent deferred sales charges may be waived on taxable distributions to participants of qualified retirement plans or retirement accounts (not including rollovers) for which AIG SunAmerica Funds Services, Inc. serves as a fiduciary and in which the plan participant or account holder has attained the age of 59 1/2 at the time the redemption is made.

      o SYSTEMATIC WITHDRAWAL PLAN. Contingent deferred sales charges may be waived when routine bill payment or periodic withdrawals are made from an investor's account up to a maximum amount of 12% per year based on the value of the account at the time the plan is established. Please refer to the "Additional Investor Services" in this Prospectus for more details about this plan.

OTHER SALES CHARGE ARRANGEMENTS AND WAIVERS. The Portfolio and the Distributor offer other opportunities to purchase shares without sales charges under the programs described below. The Portfolio reserves the right to amend or discontinue these programs at any time without prior notice.

      o DIVIDEND REINVESTMENT. Dividends and/or capital gains distributions received by a shareholder from the Portfolio will automatically be reinvested in additional shares of the same Portfolio and share class without sales charge, at the net asset value per share in effect on the payable date. Alternatively, dividends and distributions may be reinvested in any fund distributed by AIG SunAmerica Capital Services, Inc. except SunAmerica Senior Floating Rate Fund. Or, you may receive amounts in excess of $10.00 in cash if you elect in writing not less than five business days prior to the payment date. You will need to complete the relevant part of the Account Application to elect one of these other options.

      o EXCHANGE OF SHARES. Shares of the Portfolio may be exchanged for the same class of shares of one or more other funds distributed by AIG SunAmerica Capital Services, Inc. except SunAmerica Senior Floating Rate Fund at net asset value per share at the time of exchange. Please refer to the "Additional Investor Services" in this Prospectus for more details about this program.

      o REINSTATEMENT PRIVILEGE. Within one year of a redemption of certain Class A, Class B and Class C shares, the proceeds of the sale may be invested in the same share class of the same Portfolio without a sales charge. A shareholder may


                                                                     -----------
                                                                      9
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SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

         use the reinstatement privilege only one time after selling such shares. If you paid a contingent deferred sales charge when you sold your shares, we will credit your account with the dollar amount of the contingent deferred sales charge at the time of sale. This may impact the amount of gain or loss recognized on the previous sale, for tax purposes. All accounts involved must be registered in the same name(s).

         For more information regarding the sales charge reductions and waivers described above, please visit our website at www.sunamericafunds.com, and select the "Additional Investor Services" hyperlink.

DISTRIBUTION AND SERVICE FEES
Each class of shares (other than Class I) of each Portfolio has its own 12b-1 plan that provides for distribution and account maintenance and service fees (payable to AIGSunAmerica Capital Services, Inc.) based on a percentage of average daily net assets, as follows:

                                                    ACCOUNT MAINTENANCE AND
             CLASS           DISTRIBUTION FEE             SERVICE FEE
               A                   0.10%                     0.25%
               B                   0.75%                     0.25%
               C                   0.75%                     0.25%

Because 12b-1 fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, AIG SunAmerica Capital Services, Inc. is paid a fee of 0.25% of average daily net assets of Class I shares in compensation for providing additional shareholder services to Class I shareholders.

OPENING AN ACCOUNT (CLASSES A, B AND C)

1. Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investments for each class of each Portfolio are as follows:

   o  non-retirement account: $500

   o  retirement account: $250

   o  dollar cost averaging: $500 to open; you must invest at least $25 a month

   The minimum subsequent investments for the Portfolios are as follows:

   o  non-retirement account: $100

   o  retirement account: $25

3. Complete  the  appropriate  parts  of  the  Account  Application,   carefully
   following the instructions. If you have questions, please contact your broker or financial adviser or call Shareholder/Dealer Services at 1-800-858-8850.

4. Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.

5. Make your initial investment using the chart on the next page. You can initiate any purchase, exchange or sale of shares through your broker or financial adviser.

As part of your application, you are required to provide information regarding your personal identification that is required under anti-money laundering laws, including the USA PATRIOT Act of 2001, as amended (the "PATRIOT Act"). If we are unable to obtain the required information, your application will be considered to be not in good order, and it therefore cannot be processed. Your application and any check or other deposit that accompanied your application will be returned to you. Applications must be received in good order under the PATRIOT Act requirements and as otherwise required in this prospectus in order to receive that day's net asset value. In addition, applications received in good order are nevertheless subject to customer identification verification procedures under the PATRIOT Act. We may ask to see your driver's license or other identifying documents. We may share identifying information with third parties for the purpose of verification. If your identifying information cannot be verified within 48 hours of receipt of your application, the account will not be processed and your original investment that accompanied the application will be redeemed at the then current net asset value and returned to you. In these circumstances, the amount redeemed may be less than your original investment and may have tax implications. Consult with your tax advisor for details. Non-resident aliens will not be permitted to establish an account through the check and application process at the transfer agent. If you invest in the Portfolio through your dealer, broker or financial advisor, your dealer, broker or financial advisor may charge you a transaction-based or other fee for its services in connection with the purchase or redemption of Portfolio shares. These fees are in addition to those imposed by the Portfolio and its affiliates. You should ask your dealer, broker or financial advisor about its applicable fees.


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        10
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

HOW TO BUY SHARES (CLASS A, B AND C)

BUYING SHARES THROUGH YOUR DEALER

You can buy shares through any dealer, broker or financial institution that has a selling agreement with AIG SunAmerica Capital Services, Inc. Your dealer will place your order with the Portfolio on your behalf.

BUYING SHARES THROUGH THE PORTFOLIO

OPENING AN ACCOUNT

BY CHECK
.................................................................................

   o Make out a check for the investment amount, payable to AIG SunAmerica Mutual Funds. An account cannot be opened with a Fund check.

   o Deliver the check and your completed Account Application (and Supplemental Account Application, if applicable) to:

         (via regular mail)
         AIG SunAmerica Mutual Funds
         c/o BFDS
         PO Box 219186
         Kansas City, MO 64121-9186

         (via express, certified and registered mail)
         AIG SunAmerica Mutual Funds
         c/o BFDS 330 W 9th St.
         Kansas City, MO 64105-1514

   o All purchases must be in U.S. dollars. Cash, money orders and/or travelers checks will not be accepted. A $25.00 fee will be charged for all checks returned due to insufficient funds.

   o Accounts can only be opened by check by a non-resident alien or on funds drawn from a non-U.S. bank if they are processed through a brokerage account or the funds are drawn from a U.S. branch of a non-U.S. bank. A personal check from an investor should be drawn from the investor's bank account. In general, starter checks, cash equivalents, stale-dated or post-dated checks will not be accepted.

ADDING TO AN ACCOUNT

.................................................................................

o Make out a check for the investment amount, payable to AIG SunAmerica Mutual Funds. Shares cannot be purchased with a Fund check.

o Include the stub from your Portfolio statement or a note specifying the Portfolio name, your share class, your account number and the name(s) in which the account is registered.

o  Indicate the Portfolio and account number in the memo section of your check.

o Deliver the check and your stub or note to your broker or financial advisor, or mail them to:

      (via regular mail)
      AIG SunAmerica Mutual Funds
      c/o BFDS
      PO Box 219373
      Kansas City, MO 64121-9373

      (via express, certified and registered mail)
      AIG SunAmerica Mutual Funds
      c/o BFDS 330 W 9th St.
      Kansas City, MO 64105-1514


BY WIRE
.................................................................................

   o Fax your completed application to AIG SunAmerica Fund Services, Inc. at 201-324-6496.

   o  Obtain your account number by calling Shareholder Services 1-800-858-8850.

   o  Instruct your bank to wire the amount of your investment to:

         State Street Bank & Trust Company
         Boston, MA
         ABA #0110-00028
         DDA #99029712

      ATTN: (Put Name of Portfolio and Share Class).

      FBO: (Account number & names in which the Acct. is registered).

      Your bank may charge a fee to wire funds.

      o  Instruct your bank to wire the amount of your investment to:

            State Street Bank & Trust Company
            Boston, MA
            ABA #0110-00028
            DDA #99029712

         ATTN: (Put Name of Portfolio and Share Class).

         FBO: (Account number & names in which the Acct. is registered).

         Your bank may charge a fee to wire funds.

TO OPEN OR ADD TO AN ACCOUNT USING DOLLAR COST AVERAGING, SEE "ADDITIONAL INVESTOR SERVICES."


                                                                     -----------
                                                                      11
                                                                     -----------

SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------


HOW TO SELL SHARES (CLASS A, B AND C)

SELLING SHARES THROUGH YOUR DEALER

You can sell shares through any dealer, broker or financial institution that has a selling agreement with AIG SunAmerica Capital Services, Inc. Your dealer will place your order with the Portfolio on your behalf.

SELLING SHARES THROUGH THE PORTFOLIO

BY MAIL
.................................................................................

   Send your request to:

      Via Regular mail
      AIG SunAmerica Mutual Funds
      c/o BFDS
      PO Box 219186
      Kansas City, MO 64121-9186

      Via express, certified and registered mail
      AIG SunAmerica Mutual Funds
      c/o BFDS
      330 W 9th Street
      Kansas City, MO 64105-1514


   Your request should include:

      o  Your name,

      o  Portfolio name, share class and account number,

      o  The dollar amount or number of shares to be redeemed,

      o  Any special payment instructions,

      o The signature of all registered owners exactly as the account is registered, and

      o  Any special documents required to assure proper authorization.

   On overnight mail redemptions a $15 fee will be deducted from your account.


BY PHONE
.................................................................................

   o Call Shareholder Services at 1-800-858-8850 between 8:30 a.m. and 7:00 p.m. Eastern Time on most business days.

   o  Or, for automated 24-hour account access call FastFacts at 1-800-654-4760.


BY WIRE
.................................................................................

   May be done either in writing or by calling Shareholder Services at 1-800-858-8850 between 8:30 a.m. and 7:00 p.m. (Eastern time) on most business days. You must provide the following information:

      o  The fund name, share class and account number you are redeeming,

      o  Bank or financial institution name,

      o  ABA routing number,

      o  Account number, and

      o  Account registration.

   If the account registration at your bank is different than your account at AIG SunAmerica, your request must be medallion guaranteed. A notarization is not acceptable.

   Minimum amount to wire money is $250. A $15 fee will be deducted from your account.


BY INTERNET
.................................................................................

   Visit our website at WWW.SUNAMERICAFUNDS.COM, and select the "View Your Account" hyperlink (generally not available for retirement accounts).

   Proceeds for all transactions will normally be sent on the business day after
   the  trade  date.   Additional   documents   may  be  required   for  certain
   transactions.

TO SELL SHARES THROUGH A SYSTEMATIC WITHDRAWAL PLAN, SEE "ADDITIONAL INVESTOR SERVICES."


-----------
        12
-----------

CERTAIN REQUESTS REQUIRE A MEDALLION GUARANTEE:
To protect you and the fund from fraud, the following redemption requests must be in writing and include a medallion guarantee (although there may be other situations that also require a medallion guarantee) if:

   o  Redemptions are in the amount of $100,000 or more

   o  The proceeds are to be payable other than as the account is registered

   o The redemption check is to be sent to an address other than the address of record

   o  Your address of record has changed within the previous 30 days

   o  Shares are being transferred to an account with a different registration

   o Someone (such as an Executor) other than the registered shareholder(s) is redeeming shares. Additional documents may be required.

You can generally obtain a medallion guarantee from the following sources:

   o  A broker or securities dealer

   o  A federal savings, cooperative or other type of bank

   o  A savings and loan or other thrift institution

   o  A credit union o A securities exchange or clearing agency.

A notary public CANNOT provide a medallion guarantee.

OPENING AN ACCOUNT, BUYING AND SELLING SHARES (CLASS I)
Class I shares of the Portfolios are offered exclusively for sale to certain trust institutions, bank trust departments, group plans and employee plans that have an agreement with AIG SunAmerica Capital Services, Inc. to sell Class I shares. Inquiries regarding the purchase, redemption or exchange of Class I shares or the making or changing of investment choices should be directed to your financial adviser or plan administrator.


                                                                     -----------
                                                                      13
                                                                     -----------

SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

TRANSACTION POLICIES (ALL PORTFOLIOS AND CLASSES)
VALUATION OF SHARES. The net asset value per share (NAV) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Portfolio's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the market price at the close of such exchanges on the day of valuation. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of
U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. The Portfolios may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. As a result, the value of these Portfolios' shares may change on days when the Portfolios' shares do not trade.

BUY AND SELL PRICES. When you buy Class A, B or C shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell Class A, B or C shares, you receive the NAV minus any applicable CDSCs. When you buy Class I shares, you pay the NAV. When you sell Class I shares, you receive NAV.

EXECUTION OF REQUESTS. Each Portfolio is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Fund receives your request in good order. If the Fund or AIG SunAmerica Capital Services, Inc. receives your order before the Portfolio's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If the Fund or AIG SunAmerica Capital Services, Inc. receives your order after that time, you will receive the next business day's closing price. If you place your order through a broker or financial adviser, you should make sure the order is transmitted to the Portfolio before its close of business. The Fund and AIG SunAmerica Capital Services, Inc. reserve the right to reject any order to buy shares.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws. Each Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of this Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

If a Portfolio determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment of redemption proceeds wholly or partly in cash, the Portfolio may pay the redemption price by a distribution in kind of securities from the Portfolio in lieu of cash. At various times, a Portfolio may be requested to redeem shares for which it has not yet received good payment. The Portfolio may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days from the date of receipt of payment.

TELEPHONE TRANSACTIONS. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder/Dealer Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Portfolio is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

EXCHANGES. You may exchange shares of a Portfolio for shares of the same class of any other fund distributed by AIG SunAmerica Capital Services, Inc., except for SunAmerica Senior Floating Rate Fund. Before making an exchange, you should review a copy of the prospectus of the fund into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under "Additional Investor Services."

If you exchange shares that were purchased subject to a CDSC, the CDSC schedule will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange. Your CDSC schedule will not change if you exchange Class B shares of a Portfolio that you purchased prior to January 2, 2002 for another fund's Class B shares (which currently have a longer


-----------
        14
-----------

--------------------------------------------------------------------------------


CDSC schedule). Also, if you exchange shares acquired in connection with the reorganization of a North American Fund into a Portfolio for another portfolio's shares, the CDSC schedule applicable at the time you originally purchased the shares of the North American Fund will continue to apply.

A Portfolio may change or cancel its exchange privilege at any time, upon 60 days' written notice to its shareholders. The Portfolios at all times also reserve the right to restrict, reject or cancel any exchange transactions, for no reason or any reason, without notice. For example, the Portfolios may refuse any sale of Portfolio shares through an exchange by any investor or group if, in the Portfolio's judgment, the trade (1) may interfere with the efficient management of the Portfolio's portfolio, (2) may appear to be connected with a strategy of market timing (as described below in the "Market Timing Trading Policies and Procedures" section), or (3) may have the potential of otherwise adversely affecting the Portfolio. In making a decision to reject an exchange request, the Portfolio may consider, among other factors, the investor's trading history in the Portfolio and in other AIG SunAmerica Funds.

REJECTED EXCHANGES. If a Portfolio rejects an exchange request involving the purchase of Portfolio shares, the rejected exchange request will also mean that there will be no sales of the shares that would have been used for the exchange purchase. Of course, you may generally redeem shares of the Portfolio at any time, subject to any applicable redemption fees or CDSCs.

CERTIFICATED   SHARES.  The  Portfolios  do  not  issue   certificated   shares.
Shareholders receive regular statements from the Transfer Agent that report each transaction affecting their account.

PORTFOLIO HOLDINGS. The Portfolio's policies and procedures for disclosing confidential portfolio securities information are described in the Statement of Additional Information.

MARKET TIMING TRADING POLICIES AND PROCEDURES
MARKET TIMING POLICIES. The Portfolios discourage excessive or short-term trading, often referred to as "market timing", and seek to restrict or reject such trading or take other action, as described below, if in the judgment of a Portfolio or any of its service providers, such trading may interfere with the efficient management of the Portfolio's portfolio, may materially increase the Portfolio's transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Portfolio and its shareholders. The Portfolios' Boards of Directors have adopted policies and procedures with respect to such trading, which are described in this section.

All Portfolio shareholders are subject to these policies and procedures, regardless of how their shares were purchased or are otherwise registered with the Portfolios' transfer agent. While the Portfolios' expectation is that the market timing policies will be enforced by financial intermediaries pursuant to the Portfolios' prospectuses, the Portfolios may be limited in their ability to monitor the trading activity or enforce the Portfolio's market timing trading policies and procedures with respect to certain customers of financial intermediaries. For example, should it occur, a Portfolio may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers.

RISKS FROM MARKET TIMERS. Depending on various factors, including the size of a Portfolio, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades, excessive or short-term trading may interfere with the efficient management of the Portfolio's portfolio, increase the Portfolio's transactions costs, administrative costs and taxes and/or impact Portfolio performance.

In addition, if the nature of a Portfolio's portfolio holdings exposes the Portfolio to investors who engage in the type of excessive or short-term trading that seeks to take advantage of possible delays between the change in the value of a mutual fund's portfolio holdings and the reflection of the change in the net asset value of the fund's shares, sometimes referred to as "arbitrage market timing," there is the possibility that such trading, under certain circumstances, may dilute the value of Portfolio shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net delays between the change in the value of a mutual fund's portfolio holdings and the net asset value of the fund's shares in funds that hold significant investments in foreign securities because certain foreign markets close several hours ahead of the U.S. markets. Both of the Portfolios may invest in Foreign Securities. Also, market timers may seek to exploit Funds that hold significant investments in small-cap securities, which may not be frequently traded. Both of the Portfolios may invest in small-cap securities.

MARKET TIMING PROCEDURES. The Portfolios' procedures include committing staff of the Portfolios' shareholder services agent to monitor trading activity in the Portfolios on a regular basis by selectively reviewing transaction reports in an effort to identify trading activity that may be excessive or short-term and detrimental to a Portfolio. Factors considered in the monitoring process include, but may not be limited to, the frequency of transactions by the financial intermediary, the Portfolio's investment objective, the size of the Portfolio and the dollar amount of the transaction. In the event that such trading activity is identified and based on the information the Portfolio and its service providers in their sole discretion conclude that the trading may be detrimental to the Portfolio, the Portfolios reserve the right to temporarily or permanently bar your future purchases into AIG SunAmerica funds or, alternatively, may limit the amount, number of frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange between funds).


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SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------


Though the implementation of the Portfolios' procedures involve judgments that are inherently subjective and involve some selectivity in their application, the Portfolios and the Portfolios' service providers seek to make judgments that are consistent with the interests of the Portfolios' shareholders. There is no assurance that the Portfolio or its service providers will gain access to any or all information necessary to detect market timing. While the Portfolio will seek to take actions (directly and with the assistance of financial intermediaries) that will detect market timing, the Portfolio cannot represent that such trading activity can be completely eliminated.

REVOCATION OF MARKET TIMING TRADES. Transactions placed in violation of the Portfolios' market timing trading policies are not necessarily deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by the Portfolio.

ADDITIONAL INVESTOR SERVICES (CLASSES A, B AND C)
To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial adviser, or call Shareholder/Dealer Services at 1-800-858-8850.

DOLLAR COST AVERAGING lets you make regular investments from your bank account to any fund of your choice distributed by AIG SunAmerica Capital Services, Inc. You determine the frequency and amount of your investments, and you can terminate your participation at any time.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payment or periodic withdrawals from your account up to a maximum amount of 12% per year based on the value of the account at the time the Plan is established. The Systematic Withdrawal Plan is not available for the SunAmerica Senior Floating Rate Fund. To use:

      o  Make sure you have at least $5,000 worth of shares in your account.

      o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges and taxes).

      o Specify the payee(s) and amount(s). The payee may be yourself or any other party (which may require a signature guarantee), and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be at least $50.

      o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

      o  Make sure your dividends and capital gains are being reinvested.

SYSTEMATIC EXCHANGE PROGRAM may be used to exchange shares of a Portfolio periodically for the same class of shares of one or more other funds distributed by AIG SunAmerica Capital Services, Inc., except for SunAmerica Senior Floating Rate Fund, Inc. To use:

      o Specify the fund(s) from which you would like money withdrawn and into which you would like money invested.

      o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

      o  Specify the amount(s). Each exchange must be worth at least $50.

      o  Accounts  must  be  registered   identically;   otherwise  a  signature
         guarantee will be required.

RETIREMENT PLANS. AIG SunAmerica Mutual Funds offer a range of qualified retirement plans, including IRAs, Simple IRAs, Roth IRAs, SEPs, SARSEPs, 401(k) plans, 403(b) plans, 529 plans, Individual (K) plans and other pension and profit-sharing plans. Using these plans, you can invest in any fund distributed by AIG SunAmerica Capital Services, Inc. with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Retirement Plans at 1-800-858-8850.


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        16
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

--------------------------------------------------------------------------------


TAX, DIVIDEND, DISTRIBUTION AND ACCOUNT POLICIES
ACCOUNT MAILINGS:

ACCOUNT STATEMENTS. Generally, account statements are mailed to dealers and shareholders on a quarterly basis.

TRANSACTION CONFIRMATIONS. Generally, you will receive an account confirmation:

      o After every transaction that affects your account balance (except a dividend reinvestment, automatic purchase or automatic redemption of systematic exchange).

      o After any changes of name or address of the registered owner(s), or after certain account option changes.

IRS TAX FORMS. Every year you should also receive, if applicable, an IRS Form 1099 tax information statement, mailed by January 31st. These mailings apply to accounts opened through the Portfolio. Accounts opened through a broker/dealer firm will receive statements from that financial institution.

PROSPECTUSES, ANNUAL AND SEMIANNUAL REPORTS. As an alternative to regular mail, you may elect to receive these reports via electronic delivery. To enroll for this option, visit our website at www.sunamericafunds.com, and select the "Go Paperless" hyperlink (Note: this option is only available to accounts opened through the Portfolio.)

DIVIDENDS. The Portfolios generally distribute most or all of their net earnings in the form of dividends. Income dividends, if any, are paid annually by the Portfolios. Capital gains distributions, if any, are paid at least annually by the Portfolios.

DIVIDEND REINVESTMENTS. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same Portfolio and share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any fund distributed by AIG SunAmerica Capital Services, Inc, except SunAmerica Senior Floating Rate Fund, Inc. Or, you may receive amounts in excess of $10.00 in cash if you elect in writing not less than five business days prior to the payment date. You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial adviser or call Shareholder/Dealer Services at 1-800-858-8850, change dividend and distribution payment options. The per share dividends on Class I shares will generally be higher than the per share dividends on Class A, Class B and Class C shares of the same Portfolio as a result of the fact that Class I shares are not subject to any distribution fee.

TAXABILITY OF DIVIDENDS. As long as a Portfolio meets the requirements for being a tax-qualified regulated investment company, which each portfolio intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Dividends you receive from the Portfolio, whether reinvested or taken as cash, are generally considered taxable. The Portfolio intends to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Portfolio holds its assets).

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The IRS Form 1099 that is mailed to you every January details your dividends and their federal income tax category, although you should verify your tax liability with your tax professional.

As qualified plans, the employee retirement plans that invest in Class I generally pay no federal income tax. Individual participants in the plans should consult their plan documents and their own tax advisers for information on the tax consequences associated with participating in the plans.

"BUYING INTO A DIVIDEND." You should note that if you purchase shares just before a distribution, you will be taxed for that distribution like other shareholders, even though that distribution represents simply a return of part of your investment. You may wish to defer your purchase until after the record date for the distribution, so as to avoid this tax impact.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. If you hold Class B shares, you will not have a taxable event when they convert into Class A shares.

OTHER TAX CONSIDERATIONS. If you are not a resident or a citizen of the United States or if you are a foreign entity, ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% United States withholding tax, unless a lower treaty rate applies.

By law, each Portfolio must withhold 28% of your distributions and redemption proceeds if you have not provided a taxpayer identification number or social security number.

This section summarizes some of the consequences under current United States federal income tax law of an investment in a Portfolio. It is not a substitute for professional tax advice. Consult your tax adviser about the potential tax consequences of an investment in a Portfolio under all applicable laws.

SMALL ACCOUNTS (OTHER THAN CLASS I). If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Portfolio may close out your account and mail you the proceeds. Alternatively, you may be charged at the annual rate of $24 to maintain your account. Your account will not be closed if its drop in value is due to Portfolio performance, the effects of sales charges, or administrative fees (for retirement plans only).


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MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------



                                                                     FOCUSED MID-CAP                    FOCUSED MID-CAP
                                                                         GROWTH                              VALUE
                                                                        PORTFOLIO                          PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------
               What is the Portfolio's investment goal?            Long-term growth                    Long-term growth
                                                                   of capital                          of capital



------------------------------------------------------------------------------------------------------------------------------------
               What principal investment strategies does           growth and focus                    value and focus
               the Portfolio use to implement its
               investment goal?



------------------------------------------------------------------------------------------------------------------------------------
               What are the Portfolio's principal investment       active trading of equity            active trading of
               techniques?                                         securities of mid-cap               equity securities of
                                                                   companies that offer the            mid-cap companies
                                                                   potential for long-term             that offer the potential
                                                                   growth of capital.                  for long-term growth
                                                                   Under normal market                 of capital. Under normal
                                                                   conditions, at least 80%            market conditions, at
                                                                   of the Portfolio's net              least 80% of the Portfolio's
                                                                   assets plus any borrowing           net assets plus any
                                                                   for investment purposes             borrowing for investment
                                                                   will be invested in mid-cap         purposes assets will be
                                                                   companies                           invested in mid-cap
                                                                                                       companies



------------------------------------------------------------------------------------------------------------------------------------
               What are the Portfolio's other significant          o Foreign securities                o Foreign securities
               (non-principal) investments?                        o Small-cap companies               o Small-cap companies
                                                                   o Large-cap companies               o Large-cap companies



------------------------------------------------------------------------------------------------------------------------------------
               What other types of securities may the Portfolio    o Short-term investments            o Short-term investments
               normally invest in as part of efficient portfolio   o Defensive instruments             o Defensive instruments
               management and which may produce some               o Special situations                o Options and futures
               income?                                             o Options and futures               o Special situations



------------------------------------------------------------------------------------------------------------------------------------
               What risks may affect the Portfolio?                PRINCIPAL RISKS:                    PRINCIPAL RISKS:
                                                                   o Stock market volatility           o Stock market volatility
                                                                   o Securities selection              o Securities selection
                                                                   o Non-diversification               o Non-diversification
                                                                   o Mid market capitalization         o Mid market capitalization
                                                                   NON-PRINCIPAL RISKS:                NON-PRINCIPAL RISKS:
                                                                   o Foreign exposure                  o Foreign exposure
                                                                   o Derivatives                       o Derivatives
                                                                   o Hedging                           o Hedging
                                                                   o Small market                      o Small market
                                                                     capitalization                      capitalization
                                                                   o Emerging markets



------------------------------------------------------------------------------------------------------------------------------------


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        18
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

                                    GLOSSARY

INVESTMENT TERMINOLOGY

GROWTH OF CAPITAL is growth of the value of an investment.

CONSERVATION OF PRINCIPAL means investing in a manner that tries to protect the value of an investment against market movements and other economic events. ACTIVE TRADING means that a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio and could affect your performance. During periods of increased market volatility, active trading may be more pronounced. EQUITY SECURITIES include common and preferred stocks, convertible securities, warrants and rights.

CONVERTIBLE SECURITIES are bonds or preferred stocks that may be exchanged for common stock of the same or a different company.

LARGE-CAP  COMPANIES  are those with market caps  within the  Morningstar,  Inc.
Large-Cap category, as described on page 3. Currently, this range is $8.6 billion or higher.

MID-CAP COMPANIES are those with market caps within the Morningstar, Inc. Mid-Cap category, as described on page 3. Currently, this range is between $1.6 billion and $8.6 billion.

SMALL-CAP  COMPANIES  are those with market caps  within the  Morningstar,  Inc.
Small-Cap category, as described on page 3. Currently, this range is $1.6 billion or less.

LARGE-CAP COMPANIES and MID-CAP COMPANIES generally have a substantial record of operations (i.e., in business for at least five years) and are listed for trading on the New York Stock Exchange or another national or international stock exchange or, in some cases, are traded over the counter. SMALL-CAP COMPANIES generally will be companies that have been in business for a shorter period of time.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

DEFENSIVE INSTRUMENTS include high quality fixed income securities and money market instruments. A Portfolio will use temporary defensive instruments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include American Depositary Receipts (ADRS) or other similar securities that convert into foreign securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS).

It may be necessary under certain foreign laws, less expensive, or more expedient to invest in FOREIGN INVESTMENT COMPANIES, which invest in certain foreign markets, including emerging markets. Investing through such vehicles may involve frequent or layered fees or expenses, and the Adviser will not invest in such investment companies unless, in its judgment, the potential benefits justify the payment of any associated fees and expenses.

OPTIONS AND FUTURES are contracts involving the right to receive or obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index.


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MORE INFORMATION ABOUT THE PORTFOLIOS
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A SPECIAL SITUATION arises when, in the opinion of an Adviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.


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--------------------------------------------------------------------------------


RISK TERMINOLOGY

STOCK MARKET VOLATILITY: The stock market as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its Adviser, may fail to produce the intended return.

SMALL AND MID MARKET CAPITALIZATION: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Mid-cap companies will be subject to these risks to a lesser extent.

NON-DIVERSIFICATION:   By  concentrating  in  a  smaller  number  of  stocks,  a
Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

DERIVATIVES: Derivatives are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

HEDGING: Hedging is a strategy in which the Adviser uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

EMERGING MARKETS: An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.


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

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------


MANAGER. AIG SunAmerica Asset Management Corp. ("SunAmerica") selects the Advisers for the Portfolios, may manage certain portions of Portfolios, provides various administrative services, and supervises the daily business affairs of each Portfolio. The Advisers are responsible for decisions to buy and sell securities for the Portfolios, selection of broker-dealers and negotiation of commission rates for their respective portion of the relevant Portfolio.
SunAmerica may terminate any agreement with any Adviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated Advisers approved by the Board of Directors without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated Advisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Advisers or continue the employment of existing unaffiliated Advisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders of a Portfolio have the right to terminate an agreement with an Adviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Adviser changes. The order also permits the Fund to disclose the Advisers' fees only in the aggregate for each Portfolio. Each Portfolio will pay SunAmerica an annual fee equal to a percentage of average daily net assets as follows:

             PORTFOLIO                                      FEE RATE
             --------                                       -------
             Focused Mid-Cap Growth Portfolio                1.00%
             Focused Mid-Cap Value Portfolio                 1.00%

Payments to subadvisers for their services are made by SunAmerica, not by the Portfolios.

SunAmerica was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $42.1 billion as of June 30, 2005. In addition to managing the Portfolios, SunAmerica serves as adviser, manager and/or administrator for Anchor Series Trust, Seasons Series Trust, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I, VALIC Company II and SunAmerica Series Trust.

ADDITIONAL   INFORMATION  ABOUT  THE  ADVISERS

SunAmerica, as the Portfolios' investment manager, will initially allocate the assets of each Portfolio of SunAmerica Focused Series, Inc. equally among the Advisers. SunAmerica will also allocate new cash from share purchases and proceeds of redemption requests equally among the Advisers, unless SunAmerica determines that a different allocation of assets would be in the best interests of the Portfolio and its shareholders. SunAmerica intends to periodically review the asset allocation in each Portfolio to ensure that no portion of assets managed by an Adviser significantly differs from that portion managed by any other Adviser to the Portfolio. In the event such a significant differential exists, SunAmerica will determine whether to reallocate cash flows among the Advisers differently from the manner described above, in an effort to rebalance the Portfolios' assets. In some instances, the effect of the reallocation will be to shift assets from a better performing Adviser to a portion of the Portfolio with a relatively lower total return. In general, SunAmerica will not rebalance or reallocate the existing assets of a Portfolio among Advisers.

DISTRIBUTOR. AIG SunAmerica Capital Services, Inc. distributes each Portfolio's shares. The Distributor, a SunAmerica company, receives the initial and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers. In addition, the Distributor receives fees under each Portfolio's Class A, Class B and Class C 12b-1 plans.

The Distributor, at its expense, may from time to time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor in connection with sales of shares of a Portfolio). This compensation may include (i) full re-allowance of the front-end sales charge on class a shares; (ii) additional compensation with respect to the sale of Class A, Class B or Class C shares; or (iii) financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Portfolios, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers whose representatives have sold a significant number of shares of the Portfolio. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. In addition, the following types of non-cash compensation may be offered through sales contests:
(i) travel mileage on major air carriers; (ii) tickets for entertainment events (such as concerts or sporting events); or (iii) merchandise (such as clothing, trophies, clocks, pens or other electronic equipment). Broker-dealers may not use sales of the Portfolios' shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by applicable law or the rules of any self-regulatory agency, such as the National Association of Securities Dealers. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act of 1933.

ADMINISTRATOR. AIG SunAmerica Fund Services, Inc. assists the Portfolios' transfer agent in providing shareholder services. The Administrator, an AIG SunAmerica company, is paid a monthly fee by each Portfolio for its services at the annual rate of 0.22% of average daily net assets of Class A, Class B, Class C and Class I shares.

SunAmerica, the Distributor and Administrator are all located in Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992 and 2929 Allen Parkway, Houston, Texas 77019.

LEGAL PROCEEDINGS. On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. ("AIG") as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Portfolios. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is  the  indirect  parent  company  and  an  affiliated  person  of the  AIG
SunAmerica Asset Management Corp. ("Adviser") and AIG SunAmerica Capital Services, Inc. (the "Distributor"). Neither the Adviser, the Distributor or their respective officers and directors nor the Portfolios have been named in the complaint, and the complaint does not seek any penalties against them.

In the Adviser's view, the matters alleged in the lawsuit are not material in relation to the financial position of the Adviser or the Distributor, or to their ability to provide their respective services to the Portfolios. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then the Adviser and the Distributor will need to obtain permission from the Securities and Exchange Commission to continue to service the Portfolios. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.


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

INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------


    The Advisers and Portfolio  Managers for each Portfolio are described below:


     PORTFOLIO                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG THE FOLLOWING ADVISERS
     --------                                    ------------------------------------------------------------
     FOCUSED MID-CAP                             Janus Capital Management LLC (subcontracted to Perkins, Wolf,
       VALUE PORTFOLIO                           McDonnell and Company LLC ("PWM"))

                                                 Reich & Tang Asset Management LLC ("Reich & Tang")

                                                 Keeley Asset Management Corp. ("Keeley")

     FOCUSED MID-CAP GROWTH                      Eagle Asset Management, Inc. ("Eagle")
       PORTFOLIO
                                                 TimesSquare Capital Management, LLC ("TimesSquare")

                                                 Munder Capital Management ("Munder")

* Pursuant to its Subadvisory Agreement with SunAmerica, Janus Capital Management LLC delegates its duties and responsibilities for providing investment advisory services to Reich & Tang for the Focused Mid-Cap Value Portfolio.


                                                                     -----------
                                                                      23
                                                                     -----------

INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------


DESCRIPTION OF THE ADVISERS

EAGLE ASSET MANAGEMENT, INC. EAGLE has been managing customized portfolios intended to help clients meet their investment goals since 1976. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc., a St. Petersburg, Florida-based, New York Stock Exchange-listed financial-services holding company. Although Eagle benefits from the financial strength and services of its parent company, it operates as an autonomous corporation in policy, day-to-day operations and trading.

Eagle currently manages more than $10 billion in assets for individual and institutional clients, including cities, counties, hospitals, schools, corporations, mutual-fund companies and charitable organizations, whose accounts include pension funds, foundations, endowments, profit-sharing plans, operating funds, retirement funds, mutual funds and trusts.

JANUS CAPITAL MANAGEMENT LLC. JANUS is a Delaware limited liability company located at 151 Detroit Street, Denver, CO 80206-4805, and serves as investment adviser or subadviser to mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2005 Janus Capital Group Inc., parent of Janus, had assets under management of approximately $130.3 billion.

KEELEY ASSET MANAGEMENT CORP. KEELEY, a registered investment adviser, located at 401 South LaSalle Street, Suite 1201, Chicago, IL 60605, was founded in 1982 by John L. Keeley, Jr. Keeley's products utilize an investment strategy of investing in small to mid-cap companies undergoing internal corporate restructuring. As of March 31, 2005, Keeley had approximately $1.8 billion in assets under management. Keeley currently serves as investment advisor to KEELEY Small Cap Value Fund, Inc. (KSCVX) and KEELEY Funds, Inc. (KMCVX).

MUNDER CAPITAL MANAGEMENT, MUNDER, with offices located at 480 Pierce Street, Birmingham, MI 48009, currently serves as investment adviser to the Munder Funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts and high net worth individuals. As of June 30, 2005, Munder and its division had approximately $38.5 billion of assets under management.

PERKINS, WOLF, MCDONNELL AND COMPANY, LLC. PWM, located at 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604, is a Delaware limited liability company. As of June 30, 2005, PWM had assets under management of approximately $9.4 billion.

REICH AND TANG ASSET MANAGEMENT, LLC. Reich & Tang Asset Management, LLC ("Reich & Tang") which is located at 600 Fifth Avenue, New York, NY 10020 is a registered investment advisor. Reich & Tang is a limited liability company with 99.5% of its membership interest owned by IXIS Asset Management North America and the remaining 0.5% membership interest owned by IXIS Asset Management Holdings, LLC. Reich & Tang was founded in 1970 to provide discretionary management of equity portfolios. Reich & Tang has two divisions, each operating independently: Capital Management Group, which specializes in small and mid cap equity and global fixed income management, and the Funds Group, which manages institutional money market mutual funds. As of March 31, 2005, Reich & Tang's Capital Management Group had $4.5 billion in assets under management.

TIMESSQUARE CAPITAL MANAGEMENT, L.L.C. TIMESSQUARE, a registered investment advisor, is located at Four Times Square, 25th Floor, New York, NY 10036. Affiliated Managers Group, Inc. ("AMG"), a publicly traded asset management holding company, holds an equity interest in TimesSquare Capital Management, LLC. TimesSquare is a fundamental research-oriented growth equity investment management firm specializing in mid-cap and small-cap strategies for institutional investors, including corporate pension plans, endowments and foundations, public pension plans and Taft-Hartley pension plans. As of March 31, 2005, TimesSquare managed approximately $5.3 billion in assets.


-----------
        24
-----------

INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------


                                      NAME, TITLE AND AFFILIATION
PORTFOLIO                             OF PORTFOLIO MANAGER                 EXPERIENCE
---------                             ---------------------------          ----------

FOCUSED MID-CAP GROWTH PORTFOLIO      BERT L. BOKSEN, CFA                  Mr. Boksen has 28 years of investment experience
                                      MANAGING DIRECTOR, MID CAP GROWTH    and is responsible for the management of Eagle's
                                      PORTFOLIO MANAGER (Eagle)            Mid Cap Growth portfolios. Before joining
                                                                           Eagle in 1995, Mr. Boksen served at Raymond James
                                                                           & Associates as Chief Investment Officer and
                                                                           as chairman of the Raymond James Focus List
                                                                           Committee. Prior to his tenure at Raymond
                                                                           James & Associates, Mr. Boksen was an analyst for
                                                                           Standard & Poor's. He earned his B.A. from
                                                                           City College of New York in 1970 and his
                                                                           M.B.A. from St. John's University in 1977.

                                      TONY Y. DONG, CFA                    Mr. Dong co-manages Munder Capital's Mid-
                                      DIRECTOR, MID-CAP EQUITY AND SENIOR  Capitalization Core Growth and Mid-
                                      PORTFOLIO MANAGER                    Cap/Small-Cap Blend disciplines, and manages the
                                      (Munder)                             Munder Mid-Cap Core Growth Fund. He also manages
                                                                           individual equity and balancedportfolios for
                                                                           institutional clients, and co-manages the Munder
                                                                           Balanced Fund. Mr. Dong joined Munder Capital in
                                                                           1988 as a portfolio manager for Munder Capital's
                                                                           Growth at a Reasonable Price (GARP) investment
                                                                           discipline. He was promoted to Senior Portfolio
                                                                           Manager in 1994. Before joining Munder Capital
                                                                           in 1988, Mr. Dong was an investment officer for
                                                                           the Trust Investment Department of Manufacturers
                                                                           Bank, where he served as an equity securities
                                                                           analyst and portfolio manager for institutional
                                                                           accounts. Mr. Dong holds a B.B.A. (with
                                                                           distinction) from the University of Michigan and
                                                                           an M.B.A. in finance from Wayne State
                                                                           University. He has earned the Chartered
                                                                           Financial Analyst designation and is a member of
                                                                           both the Investment Analysts Society of Detroit
                                                                           and the CFA Institute.

                                      BRIAN S. MATUSZAK, CFA               Mr. Matuszak, who has seven years of industry
                                      SENIOR EQUITY ANALYST                experience, analyzes equity securities for
                                      (Munder)                             Munder Capital's Mid-Capitalization Core Growth,
                                                                           Mid-Cap/Small-Cap Blend and Real Estate Equity
                                                                           Investment (REIT) disciplines, including the
                                                                           Munder Mid-Cap Core Growth Fund and the Munder
                                                                           Real Estate Equity Investment Fund. He assists
                                                                           with portfolio strategy, sector analysis, stock
                                                                           selection, and the monitoring of companies owned
                                                                           in the portfolio. Before becoming an equity
                                                                           analyst, Mr. Matuszak served two years as an
                                                                           internal wholesaler for Munder Capital. Prior to
                                                                           joining Munder Capital in 2000, he was a
                                                                           financial advisor for Prudential Securities.
                                                                           Mr. Matuszak also has experience as a micro-
                                                                           economics instructor at Macomb Community
                                                                           College. He earned both a B.B.A. in finance and
                                                                           accounting (with distinction), and an M.S. in
                                                                           applied economics from the University of
                                                                           Michigan. He has earned the Chartered Financial
                                                                           Analyst designation and is a member of both the
                                                                           Investment Analysts Society of Detroit and the
                                                                           CFA Institute.

                                                                     -----------
                                                                              25
                                                                     -----------

INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------


                                      NAME, TITLE AND AFFILIATION
PORTFOLIO                             OF PORTFOLIO MANAGER                 EXPERIENCE
---------                             ---------------------------          ----------
                                      LARRY CAO, CFA                       Mr.Cao is co-manager of the Munder
                                      PORTFOLIO MANAGER AND SENIOR         International Equity Fund, and a member of
                                      EQUITY ANALYST                       the teams responsible for managing the Mid-
                                      (Munder)                             Capitalization Core Growth and Mid-
                                                                           Cap/Small-Cap Blend investment disciplines, and
                                                                           the Munder Mid-Cap Core Growth Fund. Mr. Cao, who
                                                                           has seven years of investment experience, became
                                                                           a full-time member of the Munder Capital team in
                                                                           2002. Before that, Mr. Cao held a variety of
                                                                           positions, including U.S. Dollar fixed income
                                                                           portfolio manager at the People's Bank of China
                                                                           and senior associate at McKinsey & Co. At
                                                                           McKinsey, Mr. Cao helped multinational banking
                                                                           clients develop business processes related to
                                                                           equity research and portfolio management. Mr. Cao
                                                                           earned an M.B.A., cum laude, with a
                                                                           concentration in finance from the University of
                                                                           Notre Dame. He holds a B.A. and an M.A. in
                                                                           economics from Beijing University, and completed
                                                                           two years of doctoral studies in economics at
                                                                           Harvard University. He was also a visiting
                                                                           scholar at the Sloan School of Management at the
                                                                           Massachusetts Institute of Technology. He has
                                                                           earned the Chartered Financial Analyst
                                                                           designation and is a member of both the
                                                                           Investment Analysts Society of Detroit and the
                                                                           CFA Institute.

                                      ANDY Y. MUI, CPA                     Mr. Mui analyzes equity securities for Munder
                                      SENIOR EQUITY ANALYST                Capital's Mid-Capitalization Core Growth and
                                      (Munder)                             Mid-Cap/Small-Cap Blend disciplines, including
                                                                           the Munder Mid-Cap Core Growth Fund. He assists
                                                                           with portfolio strategy, sector analysis, stock
                                                                           selection, and the monitoring of companies owned
                                                                           in the portfolio. Prior to joining Munder
                                                                           Capital in 2005, Mr. Mui was an equity research
                                                                           associate for Smith Barney Citigroup, RBC
                                                                           Capital Markets, and Bank of America Securities
                                                                           LLC. He began his career as an accountant with
                                                                           Coopers & Lybrand LLP, has worked in accounting
                                                                           and financial analysis at Deloitte & Touche LLP,
                                                                           and has provided independent financial analysis
                                                                           services on a contractual basis. Mr. Mui earned a
                                                                           B.B.A. from the University of Michigan and an
                                                                           M.B.A. from the Tuck School of Business at
                                                                           Dartmouth, and is a Certified Public Accountant.

                                      TONY ROSENTHAL, CFA                  Mr. Rosenthal has 16 years of investment
                                      MANAGING DIRECTOR AND SENIOR         experience and is a managing director and
                                      PORTFOLIO MANAGER (TimesSquare)      Senior Portfolio Manager for TimeSquare's
                                                                           mid-cap growth products. Before joining
                                                                           TimesSquare in 2000, Mr. Rosenthal held a
                                                                           similar position at Fiduciary Trust Company
                                                                           International since 1996. Mr. Rosenthal's prior
                                                                           experience includes three years at the Bank of
                                                                           New York as an equity portfolio manager and
                                                                           analyst and time at U.S. Trust Company in New
                                                                           York where he conducted economic research. Mr.
                                                                           Rosenthal received his B.A in economics from
                                                                           Wesleyan University in 1988 and an M.B.A from
                                                                           Columbia Business School in 1993. He is a member
                                                                           of the New York Society of Security Analysts.


-----------
        26
-----------

INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------


                                      GRANT R. BABYAK                      Mr. Babyak has 17 years of investment
                                      CHIEF EXECUTIVE OFFICER AND          experience and is a managing director and co-
                                      SENIOR PORTFOLIO MANAGER             portfolio manager for TimesSquare's mid-cap
                                      (TimesSquare)                        growth products. Prior to joining TimesSquare
                                                                           in 2000, Mr. Babyak managed small-cap and
                                                                           mid-cap portfolios for Fiduciary Trust Company
                                                                           International since 1996. Previously he worked
                                                                           for 6 years at Avatar Associates as an
                                                                           institutional portfolio manager and for two
                                                                           years at U.S. Trust Company of New York as an
                                                                           analyst covering the consumer and basic
                                                                           industrial sectors. Mr. Babyak received a B.A.
                                                                           in Political Science from Yale University in
                                                                           1988 and an M.B.A. in Finance from New York
                                                                           University - Stern Graduate School of Business
                                                                           in 1995.


FOCUSED MID-CAP VALUE PORTFOLIO       JOHN L. KEELEY, JR., CFA,            Mr. Keeley began his career as a FDIC bank
                                      PRESIDENT AND CHIEF INVESTMENT       examiner while pursuing his MBA at night.
                                      OFFICER (Keeley)                     In 1965, John continued his career as an
                                                                           analyst with the Standard Oil Co. of Indiana
                                                                           Pension Plan and later as an analyst with James
                                                                           Capel & Co. Mr. Keeley formed Keeley Asset
                                                                           Management, (KAMCO), a registered investment
                                                                           advisor in December of 1981. John launched the
                                                                           KEELEY Small Cap Value Fund, Inc. in October
                                                                           1993. In 1994, he became a Director of the
                                                                           Marquette National Corp. In 1972, Mr. Keeley was
                                                                           awarded the designation of Chartered Financial
                                                                           Analyst following receipt of a M.B.A. from the
                                                                           University of Chicago's Graduate School of
                                                                           Business. His undergraduate degree is from the
                                                                           University of Notre Dame. Mr. Keeley is a member
                                                                           of the Investment Analysts Society of Chicago
                                                                           and has over 40 years of industry experience.

                                      ROBERT BECKER, CFA                   Mr. Becker has forty years of industry
                                      SENIOR VICE PRESIDENT (Keeley)       experience. His career began in 1965 with
                                                                           Amoco, Inc. where he was an investment
                                                                           analyst. In 1983, Mr. Becker became the
                                                                           Director of The Rothschild Funds Trust.
                                                                           In 1989, he founded Becker VanEtten, Inc.
                                                                           He then joined KAMCO in August 2000.
                                                                           In 1971, Mr. Becker was awarded the
                                                                           designation of Chartered Financial Analyst.
                                                                           He has an M.B.A from Northwestern
                                                                           University. His undergraduate degree is from
                                                                           University of Illinois. Mr. Becker is a member
                                                                           of the Investment Analysts Society of Chicago.

                                      THOMAS H. PERKINS                    Mr. Thomas H. Perkins has also served as
                                      PORTFOLIO MANAGER (PWM)              investment managed or the Portfolio since
                                                                           January 1999. He has been an investment manager
                                                                           since 1974 and joined PWM as a Portfolio Manager
                                                                           in 1998.


                                      JEFFREY KAUTZ                        Mr. Kautz has served as co-manager of the
                                      (PWM) CO-PORTFOLIO MANAGER           Portfolio since its inception. Before joining
                                                                           PWM in 1997 as a research analyst, he worked for
                                                                           G.V.R. Company as an over-the- counter market
                                                                           maker and specialist on the Chicago Stock
                                                                           Exchange. He has earned the right to use the
                                                                           chartered financial analyst designation.


                                                                     -----------
                                                                      27
                                                                     -----------

INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------


                                      NAME, TITLE AND AFFILIATION
PORTFOLIO                             OF PORTFOLIO MANAGER                 EXPERIENCE
---------                             ---------------------------          ----------
                                      VINCENT SELLECHIA                    Mr. Sellechia is the Chief Investment Officer
                                      MANAGING DIRECTOR & CHIEF            of Reich & Tang Asset Management, LLC
                                      INVESTMENT OFFICER (Reich & Tang)    since June 2005. Prior to which, he was a
                                                                           Managing Director and Vice President of the
                                                                           Capital Management Group of New England
                                                                           Investment Companies, L.P. (the Applicant's
                                                                           predecessor) since September 1993. He
                                                                           joined Reich & Tang, Inc. in December 1991
                                                                           as a Vice President. Prior to joining Reich &
                                                                           Tang, Inc. and since 1980, he was Vice
                                                                           President of Delafield Asset Management,
                                                                           Inc. Mr. Sellechia has a B.A. from Boston
                                                                           College (1974) and an M.B.A. from New
                                                                           York University (1976).

                                      J. DENNIS DELAFIELD                  Mr. Delafield is a Managing Director of
                                      PRESIDENT & MANAGING DIRECTOR        Reich & Tang Asset Management, LLC since
                                      (Reich & Tang)                       July 1994. Prior to which, he was Managing
                                                                           Director of the Capital Management Group
                                                                           of New England Investment Companies, L.P.
                                                                           (the Applicant's predecessor) since September
                                                                           1993. Mr. Delafield joined Reich & Tang,
                                                                           Inc. in December 1991 as a Managing
                                                                           Director of Reich & Tang, Inc. in charge of
                                                                           the Delafield division. Formerly, from 1979
                                                                           until he joined Reich & Tang, Inc. he was
                                                                           President of Delafield Asset Management,
                                                                           Inc. Mr. Delafield has a B.A. from Princeton
                                                                           University (1957).

                                      CHARLES W. NEUHAUSER                 Mr. Neuhauser is an Analyst/Manager of
                                      ANALYST/MANAGER (Reich & Tang)       Reich & Tang Asset Management, LLC's
                                                                           Capital Management Group ("CMG") since
                                                                           October 1998. Prior to joining, he was a
                                                                           Senior Vice President of Investment
                                                                           Counselors of Maryland since 1991. He was
                                                                           a Securities Analyst of Legg Mason Wood
                                                                           Walker, Inc. from May 1989 until July 1991
                                                                           and a Securities Analyst with Bear Stearns
                                                                           from January 1987 until April 1989. Mr.
                                                                           Neuhauser is a Chartered Financial Analyst
                                                                           and has a BA from Columbia University
                                                                           (1980).

                                      DONALD WANG                          Mr. Wang is an Analyst/Manager of Reich &
                                      ANALYST/MANAGER (Reich & Tang)       Tang Asset Management, LLC's Capital
                                                                           Management Group ("CMG") since March
                                                                           1999. Prior to joining, he was an
                                                                           Analyst/Portfolio Manager at The Lindner
                                                                           Funds since January 1996. From 1992 to
                                                                           1995, he was an Analyst/Portfolio Manager
                                                                           with Spare, Kaplan & Bischel and Osterweis
                                                                           Capital Management. From 1989 to 1992, he
                                                                           was a Bank Analyst with Keefe Bruyete &
                                                                           Woods and Prudential Bache. Mr. Wang is a
                                                                           Chartered Financial Analyst and has a BS
                                                                           from New York University (1989).

Additional  information  about  the  Portfolio  Managers'  compensation,   other
accounts under management and ownership of the Fund's shares, is provided in the Statement of Additional Information.



-----------
        28
-----------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


NO FINANCIAL HIGHLIGHTS INFORMATION IS PRESENTED FOR THE PORTFOLIOS SINCE THE PORTFOLIOS HAD NOT COMMENCED OPERATIONS AS OF THE END OF THE FISCAL YEAR.


                                                                     -----------
                                                                      29
                                                                     -----------

FOR MORE INFORMATION
--------------------------------------------------------------------------------


The following documents contain more information about the Portfolios and are available free of charge upon request:


   STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference, which means it is legally part of this prospectus.


You may obtain copies of the SAI without charge, upon request or ask questions about the Portfolios by contacting AIG SunAmerica Fund Services, Inc. at 800-858-8850, by visiting our website at www.sunamericafunds.com, or by calling your broker or financial advisor.


Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Information about the Portfolios is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

To reduce expenses, we mail only one copy of the Portfolio's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 800-542-1061 (or contact your financial institution). We will begin sending individual copies thirty days after receiving your request.


DISTRIBUTOR: AIG SunAmerica Capital Services, Inc.

INVESTMENT COMPANY ACT
File No. 811-07797


                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

DISTRIBUTED BY:

AIG SUNAMERICA CAPITAL SERVICES, INC.
HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992
800-858-8850

For more complete information on any of the mutual funds distributed by AIG SunAmerica Capital Services, Inc. including charges and expenses, obtain a prospectus from your financial adviser or from the SunAmerica Sales Desk, 800-858-8850. Read it carefully before you invest. The funds' daily net asset values are not guaranteed and their shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than your original cost.

www.sunamericafunds.com                       [AIG SUNAMERICA MUTUAL FUNDS LOGO]

FOCMC-8/05